Inventories, Net (Details) - Schedule of inventories - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories Abstract
Raw materials	$ 283,095	$ 300,918	$ 290,922
Work in process	347,837	300,711	81,592
Finished goods	631,691	2,482,528	2,424,546
Inventories, gross	1,262,623	3,084,157	2,797,060
Less: allowance for obsolete inventories
Inventories, net	$ 1,262,623	$ 3,084,157	$ 2,797,060